CONVERTIBLE PREFERRED STOCK (Details Narrative) - Series A Preferred Stock [Member] - shares	Mar. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Jan. 25, 2011
Preferred Stock, Shares Authorized	100,000	100,000	100,000
Convertible Preferred Stocks [Member]
Preferred Stock, Shares Authorized				10,000,000